Earnings per share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings per share

8.	Earnings per share

For the purpose of the unaudited combined and condensed consolidated financial statements, the number of ordinary shares for the nine months ended September 30, 2024 and 2023, represents the weighted average aggregate ordinary shares issued of the Group.

	For the nine months ended September 30,
	2024	2023
	USD	USD

Earnings used in the calculation of basic and diluted EPS (USD)	239,411	851,336

Number of ordinary shares for the purpose of basic and diluted EPS	10,000	10,000

Basic and diluted EPS (USD)	23.94	85.13

The basic and diluted EPS are equal as the Group has no potential dilutive ordinary shares as at the end of the period.

23. Earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the net profit attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the financial year.

For the purpose of the combined financial statements, the number of ordinary shares for the financial years ended December 31, 2023 and 2022 respectively represents the weighted average aggregate ordinary shares issued of the Group.

	2023	2022
Earnings used in the calculation of basic and diluted EPS (USD)	886,588	575,042

Number of ordinary shares for the purpose of basic and diluted EPS	10,000	10,000

Basic and diluted EPS (USD)	88.66	57.50

The basic and diluted EPS are equal as the Group has no potential dilutive ordinary shares as at the end of each financial year.